LONG-TERM INVESTMENTS - Schedule of Cost method investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost Method Investments, Fair Value Disclosure	$ 28,728	$ 29,089
Less: impairment on cost method investments	$ 48,662	$ 49,273
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Ownership percentage, cost method	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	$ 387	$ 392
Less: impairment on cost method investments	$ (387)	$ (392)
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Ownership percentage, cost method	13.30%	13.00%
Cost Method Investments, Fair Value Disclosure	$ 540	$ 546
Less: impairment on cost method investments	$ (540)	$ (546)
AM Advertising [Member]
Ownership percentage, cost method	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	$ 76,464	$ 77,424
Less: impairment on cost method investments	$ (47,736)	$ (48,335)